Combined Statements of Unitholders' Equity - CAD ($) shares in Thousands, $ in Thousands	Total	Stapled units	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Stapled unitholders' equity	Non- controlling interests
Balance at beginning of period (in units) at Dec. 31, 2021		65,694
Balance at beginning of period at Dec. 31, 2021	$ 5,321,534	$ 3,444,418	$ 53,326	$ 1,748,958	$ 71,951	$ 5,318,653	$ 2,881
Net income	155,822			155,768		155,768	54
Other comprehensive loss	341,654				341,581	341,581	73
Distributions	(202,347)			(202,306)		(202,306)	(41)
Contributions from non-controlling interests	3,417						3,417
Disposition of non-controlling interests	(1,412)						(1,412)
Units issued under the stapled unit plan, (in units)		44
Units issued under the stapled unit plan	4,089	$ 4,089				4,089
Stapled unit offering, net of issuance costs (in units)		136
Stapled unit offering, net of issuance costs	13,115	$ 13,115				13,115
Units repurchased for cancellation (in units)		(2,166)
Units repurchased for cancellation	(155,525)	$ (113,800)	(41,725)			(155,525)
Balance at end of period at Dec. 31, 2022	5,480,347	$ 3,347,822	11,601	1,702,420	413,532	5,475,375	4,972
Balance at end of period (in units) at Dec. 31, 2022		63,708
Net income	138,496			136,662		136,662	1,834
Other comprehensive loss	(107,382)				(107,112)	(107,112)	(270)
Distributions	(204,374)			(204,334)		(204,334)	(40)
Contributions from non-controlling interests	194						194
Units issued under the stapled unit plan, (in units)		41
Units issued under the stapled unit plan	3,354	$ 3,354				3,354
Units repurchased for cancellation (in units)		(393)
Units repurchased for cancellation	(26,994)	$ (20,643)	(6,351)			(26,994)
Balance at end of period at Dec. 31, 2023	$ 5,283,641	$ 3,330,533	$ 5,250	$ 1,634,748	$ 306,420	$ 5,276,951	$ 6,690
Balance at end of period (in units) at Dec. 31, 2023		63,356